Cover	Dec. 09, 2021
Cover [Abstract]
Entity Registrant Name	Lakeland Industries, Inc.
Entity Central Index Key	0000798081
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 09, 2021
Entity File Number	0-15535
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-3115216
Entity Address Address Line 1	1525 Perimeter Parkway
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Huntsville
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35806
City Area Code	256
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	350-3873
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ